STOCKHOLDERS' DEFICIT: Schedule of Company's Options related to the 2019 Incentive Plan (Tables)	3 Months Ended
Mar. 31, 2021
Tables/Schedules
Schedule of Company's Options related to the 2019 Incentive Plan

	March 31, 2021		December 31, 2020
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
Outstanding, beginning of year	48,500,000	$0.12	-	$-
Issued	14,000,000	0.14	48,500,000	0.12
Outstanding, end of period	62,500,000	$0.13	48,500,000	$0.12